UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06502

Name of Fund: BlackRock MuniYield Investment Fund (MYF)1

[1]

On April 19, 2021, BlackRock MuniYield Investment Fund (the “Non-Surviving Fund”) was reorganized into BlackRock MuniYield Quality Fund, Inc. (Investment Company Act file no. 811-06660, CIK no. 0000890196) (the “Surviving Fund”). The voting record of the Non-Surviving Fund can be found in the Surviving Fund’s Form N-PX filing, which was filed on August 27, 2021.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock MuniYield Investment Fund, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31

Date of reporting period: 07/01/2020 – 06/30/2021

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2021 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06502
Reporting Period: 07/01/2020 - 06/30/2021
BlackRock MuniYield Investment Fund

===================== BlackRock MuniYield Investment Fund ======================

On April 19, 2021, BlackRock MuniYield Investment Fund (the "Non-Surviving
Fund") was reorganized into BlackRock MuniYield Quality Fund, Inc. (Investment
Company Act file no. 811-06660, CIK no. 0000890196) (the "Surviving Fund"). The
voting record of the Non-Surviving Fund can be found in the Surviving Fund's
Form N-PX filing, which was filed on August 27, 2021.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Fund

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock MuniYield Investment Fund

Date:	August 27, 2021